As filed with the Securities and Exchange Commission on November 30, 2015

1933 Act Registration File No.   333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	68	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	70	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies of all communications to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 68 to the Registration Statement of Baird Funds, Inc. (the “Corporation”) is being filed for the purpose of responding to Staff comments with respect to the registration of the Baird Small/Mid Cap Value Fund, as a new series of the Corporation, and to make other permissible changes under Rule 485(b).

Prospectus

November 30, 2015

Baird Small/Mid Cap Value Fund
(Investor Class: BMVSX)
(Institutional Class: BMVIX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section

Baird Small/Mid Cap Value Fund

Investment Objective
The investment objective of the Baird Small/Mid Cap Value Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	1.35%	1.35%
Total Annual Fund Operating Expenses	2.40%	2.15%
Less: Expense Reimbursement(2)	-1.20%	-1.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	0.95%

(1)	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year and include custody, administration, transfer agency and other customary expenses.
(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The agreement will continue in effect at least through April 30, 2017 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class Shares	$22	$634
Institutional Class Shares	$97	$557

2

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund only recently commenced operations, portfolio turnover information is not yet available.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small to medium market capitalizations. The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500® Value Index at the time of investment. Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges. The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts. The Advisor seeks to purchase securities of small to medium capitalization companies believed to have favorable valuation characteristics and opportunities for increased growth. The Fund may have significant investments in the financial services sector. The Advisor primarily considers the following factors:

●	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

●
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

●	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

●	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

3

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market.  Small-to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

Performance
No historical performance is available for the Fund because it only recently commenced operations.  Performance information will be available after the Fund has been operating for a full calendar year.  The Fund’s primary benchmark index against which it will measure performance is the Russell 2500® Value Index.

4

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Michelle E. Stevens, CFA	2015	Senior Portfolio Manager for Baird Investment Management and Managing Director of the Advisor

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Fund may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
The Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long-term capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  You may be taxed later upon the withdrawal of such funds.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

5

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus describes the Baird Small/Mid Cap Value Fund (the “Fund”), an investment portfolio offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

The investment objective is fundamental and may not be changed without shareholder approval.  The Fund will provide its shareholders with at least a 60-day notice of any change in the Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name.  The percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small to medium market capitalizations. The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500® Value Index at the time of investment. As of September 30, 2015, the market capitalization of companies in the Russell 2500® Value Index ranged from $25.5 million to $13.44 billion, with median and weighted average market capitalizations of $93.1 million and $3.7 billion, respectively. The Index is reconstituted annually in June. The Fund can continue to increase its existing holdings of a company’s stock even if the company later falls outside of the range of Russell 2500® Value Index companies.

Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities consisting of common stocks, ordinary shares and ADRs of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase securities believed to have favorable valuation characteristics and opportunities for increased growth.  The Advisor primarily considers the following factors:

●	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

●
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

●	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

●	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

6

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Cash or Similar Investments; Temporary Strategies
Under normal circumstances, the Fund may invest up to 10% of its total assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, the Fund may invest up to 100% of its net assets in cash or other short-term instruments as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Foreign Securities and American Depositary Receipts (“ADRs”)
The Fund may invest up to 15% of its total assets in common stocks or ordinary shares of foreign issuers and ADRs that are traded on a major U.S. exchange.  ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars.  ADRs may be sponsored or unsponsored.  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all costs of the facility.  With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.

Principal Risks

The main risks of investing in the Fund are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, the Fund’s performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance.  Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect the securities markets in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

7

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market.  Small- to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions.  The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies.  Therefore, the securities of small- to mid-cap companies may be subject to greater and more abrupt price fluctuations.  In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  A significant percentage of the outstanding shares of a smaller company may also be held by management, which could cause management to have greater influence over actions requiring shareholder approval.  The risks of investing in smaller companies generally increase as the size of the companies decreases.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.  In recent years, the financial sector has been significantly impacted by bankruptcies and consolidations of major financial firms.  These events may continue to have a significant negative impact on the valuations and stock prices of companies in this sector.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.  These risks are more pronounced in emerging market countries.

The Fund cannot guarantee that it will achieve its investment objective.

Portfolio Holdings Disclosure Policy
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

8

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Fund set forth in this Prospectus or the Fund’s SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Who May Want to Invest in the Fund

The Fund may be appropriate for investors who:

●	Wish to invest for the long-term;
●	Want to realize capital appreciation on investments in equity securities;
●	Are looking for an equity component to their portfolio;
●	Are willing to assume the risk of investing in equity securities; and
●	Have long-term goals such as planning for retirement.

The Fund is not appropriate for investors who have short-term financial goals.

Before investing in the Fund, you should carefully consider:

●	Your investment goals;
●	The amount of time you are willing to leave your money invested; and
●	The amount of risk you are willing to take.

Management of the Fund

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for the day-to-day management, including making investment decisions and buying and selling securities, of the Fund in accordance with the Fund’s investment objective and policies. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of 0.80% of the average daily net assets of the Fund.  The advisory fee is accrued daily and paid monthly.

The Advisor has contractually agreed to waive its fees and/or reimburse the Fund’s total annual fund operating expenses at least through April 30, 2017 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of 1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets.

The Advisor can recapture any expenses or fees of the Fund it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

9

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s first semi-annual or annual report.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of September 30, 2015, the Advisor had approximately $62 billion in assets under discretionary management.

Portfolio Manager

Michelle E. Stevens, CFA
Michelle E. Stevens, CFA, is the portfolio manager for the Fund and has managed the Fund since its inception.  Ms. Stevens joined the Advisor in December 2011 as a Managing Director and is a Senior Portfolio Manager for Baird Investment Management.  From October 2008 to December 2011, Ms. Stevens was Principal and the Chief Investment Officer of Riazzi Asset Management.  From June 2001 through September 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC.

The Fund’s SAI provides additional information about the portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Historical Performance Information for Small/Mid Value Composite

The following table sets forth the historical composite performance data for all advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Fund (the “Composite”).  The Composite accounts were managed solely by the Portfolio Management Team, which included Michelle E. Stevens, the portfolio manager of the Fund, while she was employed by the Advisor (December 2011 to present), Riazzi Asset Management (October 2008 to December 2011), Transamerica Investment Management, LLC (June 2001 through September 2008), and C.H. Dean & Associates (March 1999 to May 2001).  The remaining members of the Portfolio Management Team were analysts who supported Ms. Stevens.  The Composite includes all fully discretionary commission accounts that are fully invested in the small-to-mid cap value investment strategy including those accounts no longer managed by the portfolio manager.  The minimum account size for the composite is $100,000.  As of September 30, 2015, the Composite consisted of 16 accounts.

Performance of the Composite is historical and does not represent the future performance of the Fund or the Advisor.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses and are net of transaction costs.  Composite performance reflects the deduction of all fees and expenses and any transaction costs.  For periods prior to December 31, 2011, Composite performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains.  The Composite’s performance would have been lower than that shown if the accounts included in the Composite had been subject to the Investor Class Shares’ net annual operating expenses.  The investment management fee schedule for the Composite is 0.95% on the first $20 million and 0.75% on the remainder.  Actual investment advisory fees may vary.  Further information on the fees can be found in Part 2A of the Advisor’s Form ADV.  Beginning January 1, 2012, net of fee performance is presented calculated using actual management fees.  Prior to December 31, 2011, net of fee performance was calculated using the highest fee.  Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The Composite’s returns are calculated on a time-weighted basis.  The Composite is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended.  Consequently, the performance results of the Composite could have been adversely affected if it had been regulated under the federal securities and tax laws.  The standards used to calculate total return as presented in the following table, which are referred to as the Global Investment Performance Standards (GIPS®) developed by the CFA Institute, differ from the standards required by the SEC for calculation of average annual total return.

10

Composite
Average Annual Total Returns

Periods ended 9/30/15	Composite Net	Russell 2500® Value Index (1)

1 Year	5.0%	-2.4%
3 Year	14.5%	11.0%
5 Year	14.7%	11.5%
10 Year	8.0%	6.3%

Composite
Calendar Year Total Returns

Period Ended	Composite Net	Russell 2500® Value Index (1)
9/30/15	-0.2%	-8.0%
2014	8.7%	7.1%
2013	35.9%	33.3%
2012	16.4%	19.2%
2011*	5.1%	-3.4%
2010*	9.3%	24.9%
2009*	28.2%	27.7%
2008*	-39.3%	-32.0%
2007*	23.1%	-7.3%
2006*	16.1%	20.2%
2005*	12.4%	7.7%
2004*	24.6%	21.6%
2003*	33.3%	44.9%
2002*	-9.7%	-9.9%
2001*	10.6%	9.7%
2000*	27.1%	20.8%

(1)
The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology.  The Index reflects no deduction for fees, expenses or taxes.

(*)
Performance presented prior to December 31, 2011 occurred while the Portfolio Management Team was affiliated with prior firms and the Portfolio Management Team were the only individuals responsible for selecting the securities to buy and sell.

Baird Investment Management, a division of the Advisor, claims compliance with GIPS®.  For a complete list and description of the Advisor’s composites, additional information regarding policies for valuing portfolios and calculating performance and/or complete presentation that adheres to the GIPS® standards, contact the Advisor at 777 East Wisconsin Avenue, Milwaukee, WI 53202 or call 1-800-792-4011.

11

Financial Highlights

Because the Fund recently commenced operations, there are no financial highlights available at this time.

Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Fund, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b-1 Plan
The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee at an annual rate of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Fund.  Compensation paid to participants in this program for sales of Institutional Class shares of the Fund may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Fund over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Fund.  Please see “Fees and Expenses of the Fund” for information about the Fund’s fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, may hold shares of the Fund for their clients through omnibus or networked accounts.  The Fund, and/or Distributor on behalf of the Fund, may retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Fund.  The Distributor or the Fund may pay the financial intermediary for performing such services.

The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares.  From time to time, the Distributor may pay those financial intermediaries for the provision of those services.  These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Fund’s Rule 12b-1 Plan.  Any such payments will be made from the Distributor’s own resources.  Payments may also be made under the Fund’s Rule 12b-1 Plan with respect to distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.

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The payments made to these financial intermediaries may vary based on a number of factors, including, the types of services provided and amount of their clients’ assets invested in the Fund, and, with respect to marketing support payments, the level of sales activity.  These payments may influence the financial intermediary to recommend the Fund, or the class of Fund shares, over another investment.

Description of Classes

The Fund offers two classes of shares:  Investor Class and Institutional Class.  The classes differ with respect to their minimum investments.  In addition, expenses of the classes differ.  Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class. Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares for the Fund.

Financial institutions may receive 12b-1 fees from the Distributor based upon Investor Class shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in the Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open.  The NYSE is closed most national holidays and Good Friday.

The NAV for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, NAV may be calculated at a different time.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
●     The name of the Fund;
●     The dollar amount of shares to be purchased;
●     Purchase application or investment stub; and
●     Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  The valuation committee of the Advisor is responsible for fair value determinations, subject to the ultimate supervision of the Board of Directors.  In general, the “fair value” of a security means the amount that the Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Accounting Standards Codification 820, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Fund’s pricing and valuation policies and procedures, stocks are generally valued according to market value.  Most stocks held by the Fund are listed on a U.S. exchange, and their market values are equal to their last quoted sales prices (or, for NASDAQ-listed stocks, the NASDAQ Official Closing Prices).  If there were no transactions on a particular trading day, stocks will be valued at the average of their most recent bid and asked prices.  Debt securities purchased with a remaining maturity of 60 days or less may be valued at amortized cost or fair value if a market price is not available.  Mutual fund shares are valued at their last calculated NAV.  When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value”.  In determining fair value, the Advisor applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Consequently, the value of the security used by the Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 - IRAs $2,500 - all other accounts	$100 $100
Institutional Class Shares	$25,000	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of the Fund made available through a mutual fund asset allocation program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.

Timing of Requests

Shares may only be purchased on days when the NYSE is open for business.  Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
The Fund may authorize one or more broker-dealers to accept on its behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Fund or its authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

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In compliance with the USA PATRIOT Act, please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  The shareholder will be notified of such action within five business days.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Fund may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti-money laundering compliance officer to oversee the implementation of the Company’s anti-money laundering program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Fund, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance.  The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  For these purposes, the Advisor may consider an investor’s trading history in the Fund or other Baird Funds.  The Fund, the Advisor, and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

●	Regular reports to the Board by the Fund’s Chief Compliance Officer regarding any instances of suspected market timing;

●	Monitoring of trade activity; and

●	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Fund may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Fund may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

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While the Fund seeks to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Fund may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Fund on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Fund may not be able to determine whether the purchase or sale is connected with a market timing transaction.  Additionally, there can be no assurance that the systems and procedures of the Transfer Agent will be able to monitor all trading activity in a manner that would detect market timing.  However, the Fund, the Advisor, the Distributor and the Transfer Agent will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Fund toll-free at 1-866-44BAIRD to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of the Fund’s shares.  However, you may call the Fund (toll-free) at 1-866-44BAIRD to open a new account by requesting an exchange into another Baird Fund.  See “Exchanging Shares.”

After your account has been open for 15 days, you may call the Fund (toll-free) at 1-866-44BAIRD to place your order for Fund shares.  Money will then be moved from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on a U.S. financial institution.  Forward the check and your application to the address below.  To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s).  The Funds are unable to accept post-dated checks or any conditional order or payment.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

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To Open an Account	To Add to an Account
By Federal Funds Wire	Forward your application to Baird Fund at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Fund of an incoming wire by calling (toll-free)
1-866-44BAIRD.  Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing.  The Fund, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open the Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

Call the Fund (toll-free) at 1-866-44BAIRD for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application.  Regular automatic investments (minimum of $100) will be taken from your checking account on a monthly basis.  If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Fund (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Fund (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”

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You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Fund (toll-free) at 1-866-44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Fund that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For Individual Retirement Accounts (“IRAs”), requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Fund offers shareholders a Systematic Withdrawal Plan.  Call the Funds (toll-free) at 1-866-44BAIRD to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Fund (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Shares may be redeemed on days the NYSE is open.  The NYSE is closed most national holidays and Good Friday.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.  You may receive the proceeds in one of three ways:

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:

●     The name of the Fund;
●     The number of shares or the dollar amount of shares to be redeemed;
● Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
●     The account number.

1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

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2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.   This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Fund and its shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, or other acceptable signature verification of each owner is required to redeem shares in the following situations:

●	If you are requesting a change in ownership on your account;
●	When redemption proceeds are payable or sent to any person, address or bank account not on record;
●	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
●	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

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Non-financial transactions including establishing or modifying certain services on an account may require signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Fund (toll free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to another Baird Fund.  You may also exchange between classes of the Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an IRA.  A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Fund (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Fund and other Baird Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Fund’s performance and shareholders.  Therefore, the Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares—Market Timing Policy.”  The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Fund reserves the right to:

●	Vary or waive any minimum investment requirement.

●	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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●
Reject any purchase or the purchase side of an exchange request for any reason.  Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

●
Reinvest a distribution check in your account at the Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.

●
Redeem all shares in your account if your balance falls below the Fund’s minimum initial purchase amount for the applicable class of shares.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

●	Delay paying redemption proceeds for up to seven days after receiving a request.

●	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

●	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

●
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  The Fund expects that any redemptions in kind will be made with readily marketable securities.  However, shareholders who receive a redemption in kind will bear market risk until they sell the securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

●	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

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Distributions and Taxes

Distributions

The Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from the Fund’s net investment income are declared and paid annually.  Net capital gain, if any, is generally distributed annually.  It is expected that the Fund’s distributions will be primarily distributions of net capital gain.

Each share class determines its net investment income and net capital gain distributions in the same manner.  However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from the Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of the Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Fund distributions are taxable regardless of whether the distributions are received in cash or reinvested in additional Fund shares, unless you hold your shares through a tax-deferred account, such as a 401(k) plan or an IRA.  Distributions of the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gain and net gain from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 39.6%), except to the extent any of the distributions are attributable to and reported as “qualified dividend income,” as described below.  For corporate shareholders, distributions of the Fund’s investment company taxable income may be eligible for the inter-corporate dividends-received deduction.  Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred arrangements.

For non-corporate shareholders, to the extent that a distribution of investment company taxable income is attributable to and reported as “qualified dividend” income, the receipt of such income may be eligible for the reduced federal income tax rates applicable to net long-term capital gain.  If the Fund has gross income (excluding net capital gain) of which more than 95% was “qualified dividends,” all of the Fund’s distributions of investment company taxable income will be eligible for the lower federal income tax rates on “qualified dividends.”  Certain holding period requirements also must be satisfied by both the Fund and the shareholder to obtain “qualified dividend” treatment.

Distributions of the Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will generally be taxable as long-term capital gains (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 20%) whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

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A distribution of the Fund’s investment company taxable income or net capital gain declared by the Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of the Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax).  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this Medicare tax.

The federal income tax status of all distributions made by the Fund for the preceding year will be reported to shareholders annually.  Distributions made by the Fund may also be subject to state and local taxes.  Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

23

BAIRD FUNDS, INC. PRIVACY POLICY

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which Baird Funds, Inc. protects the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We may collect and maintain the following personal information about you:

●
Information we receive from you or your financial advisor on account applications or other forms, correspondence, or conversations, such as your name, address, e-mail address, phone number, social security number, assets, income and date of birth; and

●	Information about your transactions with us, our affiliates, or others, such as your account number and balance, positions, activity, history, cost basis information, and other financial information.

What Information We Disclose

We do not sell any non-public personal information about our current or former shareholders to third parties.  We do not disclose any non-public personal information about our current or former shareholders to anyone, except as permitted or required by law.  We are permitted by law to share any of the information we collect, as described above, with our affiliates.  In addition, we may share such information with nonaffiliated third parties to the extent necessary to effect, process, administer or enforce a transaction that the shareholder requests or authorizes, in connection with maintaining or servicing the shareholder’s account, as requested by regulatory authorities or as otherwise permitted or required by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  We may also provide your name and address to third party service providers who send account statements and other Fund-related material to you.

How We Protect Your Information

We restrict access to your non-public personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

PP-1

For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide information regarding the Fund’s financial reports and portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Fund’s prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Fund’s website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Baird Small/Mid Cap Value Fund
(Investor Class: BMVSX)
(Institutional Class: BMVIX)

November 30, 2015

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated November 30, 2015 of the Baird Small/Mid Cap Value Fund (the “Fund”).  The Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Fund’s Prospectus may be obtained, free of charge, by writing the Fund at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Fund’s website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

TABLE OF CONTENTS

BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company.  The Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  The Company also offers eight other fixed income funds and three equity funds that are described in separate Prospectuses and SAIs.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Fund

The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (the “Advisor”).

As a principal investment strategy, the Fund primarily invests in common stocks of domestic companies with small to medium market capitalizations.  As a non-principal investment strategy, the Fund may also invest in preferred stocks, exchange-traded funds and other investment companies, U.S. Government securities and money market instruments.  The Fund may also enter into options contracts and engage in securities lending and borrowing.

The Fund may also invest in common or ordinary shares of foreign companies and American Depositary Receipts representing common or ordinary shares of foreign companies that are traded on U.S. exchanges.

Note on Percentage Limitations

Whenever an investment objective, policy or strategy of the Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

Sector Exposure and Industry Limitations

The Fund’s investments could be concentrated in one or more economic sectors.  Similarly, it is also possible the Fund will have no exposure to one or more economic sectors.  An economic sector refers to a large segment of the general economy and is comprised of multiple industries that operate in that segment.  Under the Global Industry Classification Standards (“GICS”), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International Barra, there are 10 economic sectors that comprise nearly all business activity within the economy, including energy, materials, industrials, consumer discretionary, consumer staples, health care, financials, information technology, telecommunication services and utilities.  Within each economic sector, there are numerous industries and sub-industries.  An industry is a group of companies that conduct similar business activities.  The Fund generally will not purchase a security if, as a result, the Fund will have more than 30% of its total assets in a single economic sector (except for the financial sector) or more than 25% of its total assets in a single industry.  The Fund will generally have more than 30% of its total assets invested in companies within the financial sector because a significant percentage of the companies within the Russell 2500® Value Index are in the financial sector.  However, the percentage of the Fund’s total assets invested in companies in the financial sector will generally be within the range of +/-10% of the percentage that the financial sector represents within the Russell 2500® Value Index.  Thus, if the financial sector represents 35% of the Russell 2500® Value Index, then the Fund will generally have 25% to 45% of its total assets invested in companies within the financial sector.

Significant exposure to a particular economic sector will present the Fund with special risks associated with that sector.  The performance of a particular sector may be vulnerable to general economic conditions, changes in prevailing interest rates, political developments, adverse laws and regulations and their enforcement, social and reputational changes, and the performance of industries and companies within the sector.

Real Estate Investment Trusts

As a non-principal investment strategy, the Fund may invest in real estate investment trusts (“REITs”).  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax on any dividends paid.  To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs.  An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended.  Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified.  Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.  In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

ETFs, Other Investment Companies and Index-Based Investments

The Fund may invest in securities issued by other investment companies, including ETFs, within the limits prescribed by the 1940 Act and SEC regulations adopted thereunder.  The Fund may invest in money market mutual funds when the stock markets are expected to decline or when attractive equity investments are otherwise unavailable.  The Fund may acquire ETFs and other mutual funds as a means of investing cash temporarily in instruments that may generate returns comparable to the Fund’s benchmark index.  ETFs are investment companies that are bought and sold on a securities exchange.  The Fund and its affiliates may not hold more than 3% of an investment company’s outstanding voting stock.

Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by an ETF.  Investments in index-based investments are subject to the same risks as investments in the securities that comprise the index.  Index-based, or “passive”, ETFs acquire and hold either (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. Investments in index-based investments are subject to the same risks as investments in the securities that comprise the index.  Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

Index-based ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks.  Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.  ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

In connection with its investment in ETF shares or shares of another investment company, the Fund will incur various costs.  As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of an investment company or ETF and, therefore, the shares representing a beneficial interest therein. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.  The Fund may also realize capital gains or losses when shares of the other investment company are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.

As a non-principal investment strategy, the Fund may invest in investment companies or vehicles (such as ETFs) that seek to track the composition and performance of a specific index.

Securities Lending.  As a non-principal investment strategy, the Fund may lend its portfolio securities to unaffiliated domestic broker-dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Fund lends its portfolio securities to increase their return because of the interest and other income the Fund can earn from investing the collateral.  During the term of such arrangements, the Fund will maintain such value by the daily marking-to-market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When the Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral.  The collateral will be invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).  The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  Dividends received by the Fund on the loaned securities are not eligible for the reduced rates of federal income tax applicable to “qualified dividends.”  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

The Fund’s securities lending agent is U.S. Bank, the Fund’s custodian (see below under “Investment Advisory and Other Services – Custodian”).  Some of U.S. Bank’s services may be delegated to U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.), an affiliate of the Fund’s custodian, transfer agent and administrator.  Investments of the cash collateral received from borrowers of the Fund’s securities are made by U.S. Bancorp Asset Management, Inc. in accordance with applicable guidelines.  The Fund has policies and procedures designed to ensure that securities are loaned only to qualified borrowers, that investments of the cash collateral are consistent with applicable guidelines, that the amount of cash collateral received is at least equal to the market value of the securities on loan (which are marked to market on a daily basis), and that the loans can be called on demand.

Money Market Instruments.  As a non-principal investment strategy, the Fund may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase.  The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by the Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization.  In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Fund invests in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

U.S. Government Obligations.  As a non-principal investment strategy, the Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Fund may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae,” General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac,” Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.  No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, an independent regulator.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as those listed above, no assurance can be given that it will always do so.

Borrowings.  As a non-principal investment strategy, the Fund may borrow money from banks to the extent allowed (as described below) to meet shareholder redemptions or for other temporary or emergency purposes.  Any borrowings by the Fund may not remain outstanding for more than 15 business days.  If the securities held by the Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, the Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Fund has established a line of credit with U.S. Bank N.A., its custodian bank, by which the Fund may borrow money for temporary or emergency purposes.  The Fund may pledge assets to secure bank borrowings which are limited to 33 1/3% of the Fund’s total assets.  An unsecured line of credit is available to the Fund for any period during which U.S. Bank is an affiliate of the Fund.

Preferred Stocks.  As a non-principal investment strategy, the Fund may invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  The Fund will limit their investments in preferred stock to no more than 5% of their respective net assets.

Options.  As a non-principal investment strategy, the Fund may purchase put and call options for hedging purposes and the Fund may also purchase put and call options for speculative purposes.  The Fund will not buy an option when the aggregate premiums on outstanding options held by the Fund exceed 5% of its net assets.  Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Advisor.  Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction.  The Fund bears the risk that the broker-dealer will fail to meet its obligations.  There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position.  Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Fund may purchase put options on portfolio securities at or about the same time that the Fund purchase the underlying security or at a later time.  By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase the Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by the Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

In addition, the Fund may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value.  A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.  The aggregate value of the Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

The Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  The Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Fund.  When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.  Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option.  Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.  Other risks include (i) an imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Foreign Securities and American Depositary Receipts (“ADRs”).  The Fund may invest up to 15% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs.  Foreign equity securities are equity securities issued by a corporation or other issuer domiciled outside the United States that derives more than 50% of its assets or revenues from outside the U.S.  The Fund may invest in sponsored and unsponsored ADRs.  ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs in which the Fund may invest will be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency.  The underlying security may be subject to foreign government taxes which would reduce the yield on such securities.  Investments in ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored ADRs generally bear all the costs of the ADR facility.  The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees.  Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

Although the Fund’s investments in foreign companies will primarily consist of companies located in industrialized or developed countries, some foreign companies may be domiciled in or derive substantial revenues from countries in emerging markets, which may be more susceptible to political, social or economic instability in those countries and greater price volatility.

Illiquid Securities.  The Fund may hold up to 15% of the value of its net assets in illiquid securities.  In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value.  Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Advisor determines otherwise.  If the Fund should hold more than 15% of its net assets in illiquid securities, the Advisor will consider appropriate steps to protect maximum liquidity, including the orderly sale of illiquid securities.  Please note that a considerable period may elapse between a decision to sell such securities and the time when such securities can be sold.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Cash or Similar Investments; Temporary Strategies

As a non-principal investment strategy, under normal market conditions, the Fund may invest up to 10% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit.  In addition, in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of the Fund’s total assets in such investments.  When the Fund takes a temporary position, the Fund may not achieve its investment objective.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and their shareholders could be negatively impacted.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve their respective investment objectives.

The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of the Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent net short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates (for noncorporate shareholders, currently as high as 39.6%) for federal income tax purposes.

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of the Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Fund is subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of the Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund is present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

The Fund:

1.           May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.           May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.           May not issue senior securities, except as permitted under the 1940 Act.

4.           May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

5.           May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.           May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.           May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8.           May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.

With respect to Fundamental Investment Limitation No. 7, the Advisor determines industry classifications for the Fund in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International, or other classification sources maintained and developed by third parties.  In the absence of such classification, or if the Advisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor may classify an issuer accordingly.  Thus, the composition of an industry may change from time to time.  The Fund may be concentrated in a sector but will not be concentrated in any industry.

Non-Fundamental Investment Limitations

The following are the Fund’s non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

The Fund may not:

1.           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.           Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.           Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.           Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.           Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice.

The Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction set forth in the Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

For purposes of the Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) next computed following receipt of an order in proper form by a dealer, the Fund’s distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Shares of the Fund may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

The NAV per share for each class of shares of the Fund is determined as of the close of regular trading on the NYSE (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of the Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Debt securities are generally valued using prices provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued as described above, unless an evaluated price is not available, in which case such security is valued at acquisition cost plus or minus any amortized discount or premium, or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated NAV.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent pricing service are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board.  In accordance with such procedures, when the primary pricing service does not provide a fully-evaluated price for a particular debt security, or has discontinued pricing a security, the Advisor may obtain prices from an alternative independent pricing service.  If a secondary pricing service does not provide a price for the security, the security may be valued using a price provided by a dealer who was the underwriter for the issuance of the security or who makes a market in that security or similar securities.  If prices from an alternative independent pricing service or dealer quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In certain limited circumstances, such as when a new issue debt security is not priced by a pricing service or a dealer, the security may be temporarily valued by the Advisor using a methodology approved by the Board.  In determining fair value, the valuation committee applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

The calculation of the NAV of the Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the closing of the NYSE (normally 3:00 p.m. Central time), and at other times, may not be reflected in the calculation of NAV of the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution or shareholder services.  These payments may be in addition to any amounts paid by the Fund under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Fund for sub-transfer agency or other administrative services.  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Fund may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, the Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.  If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in-kind may be made entirely in securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Involuntary Redemptions.  In addition to the situations described in the Fund’s Prospectus under “General Transaction Policies,” the Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes, unless the shares are held by a tax-exempt investor or are held in a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).  Shares of the new mutual fund series of the Company into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan.  The Investor Class and Institutional Class shares of the Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month or quarter and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by the Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan.  The Fund offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of the Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Fund (toll-free) at 1-866-44BAIRD.  In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.  You may realize a taxable capital gain or loss on the contributed securities at the time of the in-kind securities payment.

Individual Retirement Accounts.  The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of the Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2016, a single individual with adjusted gross income of up to $132,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $194,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Fund.  Any person who wishes to establish a retirement plan account may do so by contacting the Fund (toll-free) at 1-866-44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of twelve series (one of which is listed below) (a “series” or “Fund”).  The series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth in the table below:

Class of Common Stock	Number of Authorized Shares

Investor Class	Indefinite
Institutional Class	Indefinite

The remaining series of common stock representing interests in eleven other investment portfolios are described in separate SAIs.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes.  However, if the Fund were to fail to qualify as a regulated investment company and was unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends-received deduction and non-corporate shareholders could be eligible for qualified dividend income treatment.  This double taxation would increase the cost of investing in the Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

Under the Foreign Account Tax Compliance Act (“FATCA”), the United States imposes a 30% withholding tax on certain payments made to certain foreign entities.  This withholding tax could affect the Fund’s return on its investments in foreign securities and affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary subject to FATCA.

The Fund is required to report to the IRS the cost basis of shares acquired by certain shareholders on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems  less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Capital Loss Carryovers

If the Fund incurs net capital losses in future taxable years, those losses will be carried forward to subsequent taxable years without expiration until used in their entirety, and the losses will retain their character as short-term or long-term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Fund) are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL).  Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies.  Under the Company’s By Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Marlyn J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board. The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Ms. Spear, an Independent Director, serves as the Chair of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Fund’s risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Fund and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board has appointed the CCO who reports directly to the Independent Directors, meets quarterly in executive session with the Independent Directors and participates in the Board’s regular meetings.   In addition, the CCO presents an annual report to the Board in accordance with the Fund’s compliance policies and procedures.  The CCO, together with other Fund officers, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any material risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.  Each officer and Director holds the same positions with the Company and the Fund.

Name, Address and Age (as of 12/31/14)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
G. Frederick Kasten, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 75	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000-December 2005); Chairman and CEO, the Advisor (January 1998-January 2000); President, Chairman and CEO, the Advisor (June 1983-January 1998); President, the Advisor (January 1979-January 1983).	12	Director of Regal-Beloit Corporation, a manufacturing company (1995-2011).
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 72	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006); Vice President-Finance, University of Wisconsin Foundation (1980-1985); Associate Director, University of Wisconsin Foundation (1967-1980).	12	Director of Thompson IM Funds, Inc., a mutual fund complex (3 portfolios) , since 1987; Trustee of Nakoma Mutual Funds, a mutual fund complex (2006-2011).

Name, Address and Age (as of 12/31/14)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 75	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003; Chairman of the Board, Briggs & Stratton Corporation (2001-2002); Chairman and CEO, Briggs & Stratton Corporation (1986-2001).	12
Director of Weyco Group, Inc., a men’s footwear distributor, since 1976; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC (1987-2012).

Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 61	Independent Director	Indefinite; Since January 2008	Chief Investment Officer, Building Trades United Pension Trust Fund, since July 1989; Investment Officer, Northwestern Mutual Financial Network (1988-1989); Assistant Vice-President, Firstar Trust Company (1978-1987); Financial Analyst, Harco Holdings, Inc. (1976-1978).	12	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio), since 1995.
Interested Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 44	Interested Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm, since January 2005; Secretary, Wisconsin Department of Commerce (January 2003 – January 2005).	12	Director of Weyco Group, Inc., a men’s footwear distributor since 2007; Director of Associated Banc-Corp, since 2013; Director of PrivateBank, a financial institution (2007-2010).

*
Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Fund.  The Advisor has invested in and may in the future invest in private equity funds managed by Generation Growth Capital, Inc., a company of which Mr. Nettles is affiliated, through its division, Baird Capital.

Name, Address and Age (as of 12/31/14)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Mary Ellen Stanek 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 58	President	Re-elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000; Director, Baird Kailash Group, LLC since December 2013.
Charles B. Groeschell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 61	Vice President	Re-elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 43	Chief Compliance Officer and AML Compliance Officer	Re-elected by Board annually; Since March 2014
Chief Compliance Officer, the Advisor, since March 2014; Anti-Money Laundering Compliance Officer since May 2015; Director, the Advisor since July 2014; Senior Vice President, the Advisor March 2014-July 2014; Chief Compliance Officer RIAs US, BMO Financial Group from January 2013-March 2014; Chief Compliance Officer Institutional RIAs from March 2012-January 2013; Vice President BMO Harris Bank N.A. from July 2011-March 2014; Chief Compliance Officer, Taplin, Canida & Habacht, LLC from December 2008-March 2014; Chief Compliance Officer and Vice President M&I Investment Management Corp. from June 2006-May 2012; Assistant Secretary, M&I Investment Management Corp. from April 2010-May 2012; Vice President, Marshall & Ilsley Trust Company N.A. from June 2006-August 2012.

Terrance P. Maxwell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 54	Treasurer	Re-elected by Board annually; Since March 2015
Chief Financial Officer, the Advisor, since March 2015; Manager, Greenhouse Funds, LP, an affiliate of the Advisor, since April 2014; Trustee, Investors Real Estate Trust, since November 2013; Director of Corporate Development and Strategic Investment, the Advisor, from May 2014 – March 2015; Lecturer at University of Wisconsin – Madison from August 2006 – May 2010 and August 2011 – May 2014; consultant and Director of Flatirons Solutions, a portfolio company of Baird Capital Partners, from April 2011 – June 2012.

Charles M. Weber 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 51	Secretary	Re-elected by Board annually; Since September 2005
Senior Associate General Counsel, the Advisor, since January 2013; Managing Director, the Advisor, since January 2009; Chief Compliance Officer and Secretary, Baird Kailash Group, LLC, since July 2013; Associate General Counsel, the Advisor (July 2005-December 2012).

Name, Address and Age (as of 12/31/14)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Peter J. Hammond 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 51	Vice President	Re-elected by Board annually; Since August 2012
Senior Vice President, the Advisor since March 2012; Vice President, Baird Kailash Group, LLC, since July 2013; Executive VP and Chief Administrative Officer, UMB Fund Services (September 1996 to March 2012).

Dustin J. Hutter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 38	Assistant Treasurer	Re-elected by Board annually; Since February 2011
Director of Reporting and Analysis, Capital Markets Finance, since February 2013; Senior Vice President, the Advisor, since January 2011; Treasurer, Baird Kailash Group, LLC since July 2013; First Vice President, the Advisor (January 2008-December 2010); Vice President, the Advisor (January 2006-December 2007); Assistant Controller, the Advisor (January 2006-January 2013).

Andrew D. Ketter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 40	Assistant Secretary	Re-elected by Board annually; Since February 2011
Associate General Counsel, the Advisor, since September 2010; Director, the Advisor, since July 2014, Senior Vice President, the Advisor, (January 2014-June 2014); First Vice President, the Advisor (September 2010-December 2013); Associate, Quarles & Brady LLP, a law firm (September 2002-August 2010).

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He serves as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios.  He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President-Finance from 1985 to 2006, as Vice President-Finance from 1980 to 1985 and as Associate Director from 1967 to 1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor.  He served as an independent director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC from 1987 to 2012.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio, since 1995 and as Chief Investment Officer of the Building Trades United Pension Trust Fund since 1989.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He also served as an independent director of Regal-Beloit Corporation, a manufacturing company from 1995 to 2011.  Mr. Kasten has held numerous positions with the Advisor including Chairman from 2000 to 2005, Chairman and CEO from 1998 to 2000, President, Chairman and CEO from 1983 to 1998, and President from 1979 to 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc-Corp.  He previously served as a director of The PrivateBank, a financial institution from January 2007 to October 2010.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007.  He has been Of Counsel at Quarles & Brady LLP, a law firm, since 2005.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005 and as a senior advisor to Baird Capital, a division of the Advisor from February 2011 to January 2012.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Board Committees
The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually. During the fiscal year ended December 31, 2014, the Audit Committee met two times.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2014, the Nominating Committee met once. John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Fund when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the Board.  The Valuation Committee meets as necessary when a price is not readily available. During the fiscal year ended December 31, 2014, the Valuation Committee met five times with respect to the Company.

Board Compensation
With respect to fiscal year 2014, each Director received an annual fee of $65,000, plus $6,250 per Board meeting attended ($2,500 per meeting attended by telephone).  In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive additional compensation for committee meetings attended.  Officers of the Fund receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Fund.  Neither the Company nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  For the fiscal year ending December 31, 2015, the Directors are estimated to receive the following compensation from the Fund and other series of the Company:

Name of Director	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
John W. Feldt	$0	$0	$0	$30,000
G. Frederick Kasten, Jr.	$0	$0	$0	$28,750
Marlyn J. Spear	$0	$0	$0	$30,000
Frederick P. Stratton, Jr.	$0	$0	$0	$30,000
Cory L. Nettles	$0	$0	$0	$30,000

(1)
Compensation shown in the above table represents compensation paid directly by the Fund and other series of the Company.  For fiscal 2015, compensation expected to be received by the Directors for overseeing all series of the Company, including the other funds within the Fund Complex (not discussed in this SAI), totaled $90,000 for John W. Feldt, $86,250 for G. Frederick Kasten, Jr., $90,000 for Marlyn J. Spear, $90,000 for Frederick P. Stratton, Jr., and $90,000 for Cory L. Nettles.

Board Ownership of the Fund

As of the date of this SAI, no Director of the Company beneficially owned shares of the Fund.

As of December 31, 2014, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Director	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
John W. Feldt	Over $100,000
Marlyn J. Spear	Over $100,000
Frederick P. Stratton, Jr.	Over $100,000
G. Frederick Kasten, Jr.	Over $100,000
Cory L. Nettles	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of the Fund or who acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.

As of the date of this SAI, the officers and Directors of the Company did not own any shares of the Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Fund is generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor in its sole discretion, believes such practice to be in the Fund’s interests.

The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the advisory agreement authorizes the Advisor to cause the Fund to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.”  The Advisor has adopted a soft dollar policy requiring it to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision-making responsibilities.  Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Fund and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing their investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service.  Although the Advisor does not agree to direct a specific amount of commissions to a firm in that circumstance, they maintain internal procedures (described in the paragraphs below) to identify the broker-dealers that provide the Advisor with research services and the value of those research services, and seek to direct sufficient commissions to ensure the continued receipt of research services they feel are valuable.

The Advisor seeks to allocate brokerage commissions to broker-dealers in a way that, in the Advisor’s judgment, reflects the quality and consistency of service provided by broker-dealers and research service providers.  At the beginning of each year, a commission budget is established.  The Advisor’s investment professionals then jointly determine which broker-dealers will be eligible to execute client transactions and establish a target commission amount for each such broker-dealer based upon the total commission budget.  The Advisor’s investment professionals periodically review and vote on or rank the broker-dealers and their services throughout the year, generally at least semi-annually.  When voting or ranking the broker-dealers, the Advisor’s investment professionals generally take into consideration the following criteria: execution quality, trade errors, quality of research, and access to analysts and company management.  Each vote or ranking is followed by an analysis of the vote or rankings and performance trends. The Advisor then makes adjustments to target commission amounts, if any, and adds or removes broker-dealers based upon the voting results.  The Advisor’s managed account trading desk takes the commission budget and voting into consideration, as part of the Advisor’s obligation to seek best execution, when selecting broker-dealers to execute portfolio transactions for the Fund and the Advisor’s other clients.  To the extent more than one broker-dealer is considered capable of providing best execution for a particular transaction, the Advisor may direct the transaction to a broker-dealer based upon the target commission amounts then in effect.

Supplementary research information received from broker-dealers or research providers is in addition to, and not in lieu of, services required to be performed by the Advisor does not reduce the advisory fees payable to it by the Fund.  The Board will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of the firm’s accounts; not all of such services may be used by the Advisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal.  However, pursuant to SEC rules, the Fund may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis.  To date, the Fund has not done so.  The Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.  The Fund may purchase securities through underwritings in which U.S. Bank N.A. or an affiliate is a participant in accordance with the Fund’s affiliated underwriting procedures, which generally require that the participating U.S. Bank affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

The Advisor manages numerous accounts in addition to the Fund and many of those accounts hold and invest in the same securities as the Fund.  The Advisor allocates investment opportunities across the Fund and the firm’s other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Fund generally does not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Fund.  The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for the Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Investment Advisor

Robert W. Baird & Co. Incorporated

Robert W. Baird & Co. Incorporated (“Baird”), located at 777 East Wisconsin Avenue, Milwaukee, WI  53202, is the investment advisor to the Fund.  Baird is owned indirectly by its employees through several holding companies.  Baird is owned directly by Baird Financial Corporation (“BFC”).  BFC is, in turn, owned by Baird Holding Company (“BHC”).  BHC is owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird.  Employees of Baird own substantially all of the outstanding stock of BFG.

Baird serves as investment advisor to the Fund pursuant to an investment advisory agreement dated September 29, 2000, as amended (the “Advisory Agreement”).

The Advisory Agreement has an initial two year term beginning on its effective date and will continue in effect, year-to-year, subject to the annual approval by the Board or by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).  Each annual renewal must also be approved by the separate vote of a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement was approved with respect to the Fund by the Independent Directors on November 30, 2015.  The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.

Under the terms of the Advisory Agreements, the Advisor supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Board.  The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for the Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate of 0.80% of the average daily NAV.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.  As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses, including interest expense and fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary items to an annual rate of 0.95% for the Institutional Class and 1.20% for the Investor Class, through April 30, 2017.  Pursuant to the Advisory Agreement, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.  However, the Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fees were waived or reimbursed.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Fund.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Board has also authorized the Advisor to retain a third party proxy voting service, such as ISS, to provide recommendations on proxy votes.  Each of the Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by ISS, and in the best interest of clients and Fund shareholders.  However, because ISS’ guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to ISS’ guidelines.  In such a case, the Advisor will submit the matter to the Advisor’s proxy voting committee.

In situations where the Advisor’s interests conflict, or appear to conflict, with client interests, the proxy voting committee will take one of the following steps to resolve the conflict:

●	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as ISS;

●	Refer the proxy to the client or a fiduciary of the client for voting purposes;

●
With respect to the Advisor, vote the securities in accordance with the best interest of clients, as determined in good faith by the committee, without consideration of any benefit to the Advisor, or their affiliates; or

●
If the securities are held by the Fund, disclose the conflict to the Board and obtain the Fund’s direction as to how to vote the proxies (which shall be determined by a majority of the Independent Directors).

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Fund.  The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund, subject to certain restrictions.  The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative personnel and services (including blue sky services) to the Company and the Fund.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Fund and the Company.  USBFS is an affiliated person of an affiliated person at the Company due to the affiliation with U.S. Bank National Association described below.

Custodian

U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Fund’s assets.  Under the Custody Agreement between U.S. Bank and the Fund (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Fund’s operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Fund with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Fund under a transfer agent servicing agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

Fund Accounting

In addition, the Fund has entered into the Fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Fund in compliance with the 1940 Act and to provide other accounting services to the Fund.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request.

PORTFOLIO MANAGER

Other Accounts Managed by the Portfolio Manager of the Fund

As described in the Prospectus under “The Investment Management Team,” the portfolio manager listed below is responsible for the day-to-day management of the Fund and, unless otherwise indicated, is jointly responsible for the day-to-day management of the other accounts set forth in the following table.

The following provides information regarding other accounts managed by the portfolio manager as of August 31, 2015.  The number of accounts listed in the following table includes accounts managed by the Advisor on a wrap-fee basis.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Michelle E. Stevens
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	74	$119,783,393	0	$0

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Fund, these accounts may include separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  The Advisor manages potential conflicts of interest between the Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Manager

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus (including a minimum guaranteed bonus based on the base salary).  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Fund, and the revenues and overall profitability of the Advisor and in certain cases, the revenues from and retention of accounts managed by a particular portfolio manager.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one-three-five-year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

Ownership of Fund Shares by Portfolio Manager

As of the date of this SAI, the portfolio manager did not own any shares of the Fund:
DISTRIBUTOR

Robert W. Baird & Co. Incorporated also serves as the principal distributor for shares of the Fund pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution and Shareholder Servicing Plan (the “Plan”) for the Investor Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’ expenses from what they would otherwise be.  The Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Fund’s investment advisor and principal underwriter of Fund shares, no “interested person” of the Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Fund

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan was important to the viability of the Investor Class because it is intended to increase assets under management, which in turn should result in certain economies of scale.

Shareholder Servicing and Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Fund and/or who provide various administrative, sub-accounting and shareholder services.  These payments are in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares.  The payments may specifically be made in connection with the inclusion of the Fund in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has agreements with the following firms, under which the Distributor makes ongoing payments in lieu of, or in addition to, the 12b-1 fee: Benefit Plans Administrators (BPA), BMO Harris Bank, BNY Mellon, Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Great West Life,  J.P. Morgan Retirement Plan Services, LPL Financial, Morgan Stanley Smith Barney, Merrill Lynch (Financial Data Services), Morningstar Investment Services, Pershing, Prudential, Raymond James, TIAA-CREF, UBS, U.S. Bank National Association, Vanguard and Wells Fargo.  In some circumstances, the Fund may directly pay the intermediary for performing sub-transfer agency and related services to customers of financial intermediaries who hold shares of the Fund through omnibus accounts.

The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Fund.  Such compensation will not exceed 0.10% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.  In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Fund.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Fund and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund does not provide or permit others to provide information about the Fund’s portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company, or the Advisor may disclose information about the Fund’s portfolio holdings only in the following circumstances:

●
The Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company discloses the portfolio holdings of the Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC within 10 calendar days after mailing its annual and semi-annual reports to shareholders.

●	The Fund’s full portfolio holdings (showing number of shares and dollar values) as of month-end are posted on the Company’s website no earlier than five business days after month-end.

●
The Fund may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

The Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so.  If the Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

●
The Advisor may disclose Fund portfolio holdings to the Fund’s service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Fund.  These service providers are required by contract with the Fund to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

●
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Fund, such as the Fund’s legal counsel and independent registered public accounting firm.

●
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Fund’s portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Fund, the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.  Mr. Edgar L. Sturkey has been designated as the Company’s anti-money laundering compliance officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Grant Thornton LLP, 175 West Jackson Boulevard, Chicago, Illinois 60604, has been selected as independent registered public accounting firm of the Fund.  As such, it is responsible for auditing the financial statements of the Fund.

COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Fund.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Fund (toll-free) at 1-866-44BAIRD.

BAIRD FUNDS, INC.
PART C

OTHER INFORMATION

Item 28.		Exhibits.

(a)			Charter Documents.
	(i)	(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Amendment to Articles of Incorporation dated December 20, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Articles of Incorporation dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(E)
Amendment to Restated Articles of Incorporation dated April 14, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

	(i)	(F)
Amended and Restated Articles of Incorporation dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(i)	(G)
Amendment to Restated Articles of Incorporation dated October 31, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Amendment of Amended and Restated Articles of Incorporation dated November 8, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(I)
Amendment of Amended and Restated Articles of Incorporation dated March 16, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(J)
Amendment to Amended and Restated Articles of Incorporation dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(K)
Amendment to Amended and Restated Articles of Incorporation dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(L)	Amendment to Amended and Restated Articles of Incorporation (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(b)			By-Laws.

Amended and Restated By-Laws are herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(c)			Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(E)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(F)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(G)
Exhibit I to the Investment Advisory Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Exhibit J to the Investment Advisory Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(I)
Exhibit K to the Investment Advisory Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(J)
Exhibit L to the Investment Advisory Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(K)	Exhibit M to the Investment Advisory Agreement (adding Baird Long-Term Credit Bond Fund) — To Be Filed By Subsequent Amendment.
	(i)	(L)	Exhibit N to the Investment Advisory Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(ii)
Investment Advisory Agreement with respect to the Baird LargeCap Fund is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 20, 2013.

(iii)
Investment Sub-Advisory Agreement with respect to the Baird LargeCap Fund is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 20, 2013.

(iv)
Expense Cap/Reimbursement Agreement dated February 2, 2015, with respect to the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(v)
Fee Waiver Agreement dated February 2, 2015, with respect to the Baird Ultra Short Bond Fund is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(vi)		Fee Waiver Expense Cap/Reimbursement Agreement (with respect to the Baird Small/MidCap Value Fund) — Filed Herewith.
(e)			Distribution Contracts.
	(i)	(A)
Distribution Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Exhibit G to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Distribution Agreement (re: name change of Baird Core Bond Fund to Baird Core Plus Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(D)
Amendment to Distribution Agreement (re: name change of Baird Horizon Growth Fund to Baird LargeCap Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(E)
Exhibit J to Distribution Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

	(i)	(F)
Exhibit K to Distribution Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(G)
Exhibit L to Distribution Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(H)
Exhibit M to Distribution Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(I)	Exhibit N to Distribution Agreement (adding Baird Long-Term Credit Bond Fund) — To Be Filed By Subsequent Amendment.
	(i)	(J)	Exhibit O to Distribution Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.
	(i)	(A)
Custody Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

	(i)	(B)
Second Amendment to the Custody Agreement dated August 31, 2010 is incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(C)
Third Amendment to Custody Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

	(i)	(D)
Fourth Amendment to Custody Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(E)
Fifth Amendment to Custody Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(F)
Sixth Amendment to Custody Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(i)	(G)
Seventh Amendment to Custody Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(i)	(H)	Eighth Amendment to Custody Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(h)			Other Material Contracts.

(i)	(A)
Fund Administration Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(i)	(B)
Second Amendment to the Fund Administration Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(i)	(C)
Third Amendment to Fund Administration Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(i)	(D)
Fourth Amendment to Fund Administration Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(i)	(E)
Fifth Amendment to Fund Administration Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(i)	(F)
Sixth Amendment to Fund Administration Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(i)	(G)
Seventh Amendment to Fund Administration Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(i)	(H)	Eighth Amendment to Fund Administration Servicing Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(ii)	(A)
Transfer Agent Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(ii)	(B)
Second Amendment to the Transfer Agent Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(ii)	(C)
Third Amendment to Transfer Agent Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(ii)	(D)
Fourth Amendment to Transfer Agent Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(ii)	(E)
Fifth Amendment to Transfer Agent Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(ii)	(F)
Sixth Amendment to Transfer Agent Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(ii)	(G)
Seventh Amendment to Transfer Agent Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(ii)	(H)	Eighth Amendment to Transfer Agent Servicing Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(iii)	(A)
Fund Accounting Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(iii)	(B)
Second Amendment to the Fund Accounting Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(iii)	(C)
Third Amendment to Fund Accounting Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(iii)	(D)
Fourth Amendment to Fund Accounting Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iii)	(E)
Fifth Amendment to Fund Accounting Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iii)	(F)
Sixth Amendment to Fund Accounting Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(iii)	(G)
Seventh Amendment to Fund Accounting Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(iii)	(H)	Eighth Amendment to Fund Accounting Servicing Agreement (adding Baird Small/MidCap Value Fund) — Filed Herewith.
(iv)	(A)
Administration Agreement dated September 29, 2000 between the Registrant and Robert W. Baird Incorporated is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(iv)	(B)
Amendment to Administration Agreement dated April 30, 2007 between the Registrant and Robert W. Baird & Co. Incorporated is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(iv)	(C)
Second Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 23, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iv)	(D)
Third Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iv)	(E)
Fourth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(iv)	(F)	Fifth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated (adding Baird Long-Term Credit Bond Fund) — To Be Filed By Subsequent Amendment.
(v)	(A)
Form of Amended and Restated Securities Lending Agreement between the Registrant, U.S. Bank National Association and Robert W. Baird & Co. Incorporated is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(v)	(B)	First Amendment to Amended and Restated Securities Lending Agreement between the Registrant and U.S. Bank National Association dated December 31, 2013— Filed Herewith.
(v)	(C)	Second Amendment to Amended and Restated Securities Lending Agreement between the Registrant and U.S. Bank National Association— To be filed by subsequent amendment.
(vi)	(A)
Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 18, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(vi)	(B)
First Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 15, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(vi)	(C)
Second Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated June 1, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(vi)	(D)
Third Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 13, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

	(vi)	(E)
Fourth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 31, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(vi)	(F)
Fifth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated September 26, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(vii)	(G)
Sixth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(vii)	(H)
Seventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. (adding Baird Short-Term Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, Baird Long-Term Credit Bond Fund and Baird Small/MidCap Value Fund) — To be filed by subsequent amendment.

(i)			Legal Opinions.
	(i)	(A)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 27, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(D)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 19, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 19, 2012.

	(i)	(E)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(F)
Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(G)	Opinion and Consent of Godfrey & Kahn, S.C. (with respect to the Baird Long-Term Credit Bond Fund) — To Be Filed By Subsequent Amendment.
	(i)	(H)	Opinion and Consent of Godfrey & Kahn, S.C. (with respect to the Baird Small/MidCap Value Fund) — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(ii)
Power of Attorney dated May 21, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(k)			Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)
Form of Amended and Restated Distribution and Shareholder Servicing Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(n)
Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(o)			Reserved.
(p)			Codes of Ethics.
(i)
Code of Ethics for the Registrant, Advisor and Distributor dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

(ii)
Code of Ethics for Baird Kailash Group, LLC, the Subadvisor to the Baird LargeCap Fund, dated February 7, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

Item 29.           Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.           Indemnification

Reference is made to Article VII of the Registrant’s Bylaws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.           Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant. The Advisor is a registered broker-dealer as well as an investment adviser. The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC. The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 32(b), below. Each director and executive officer of the Advisor holds the same position with Baird Holding Company, Baird Financial Corporation and Baird Financial Group, Inc. (“BFG”). Baird Financial Corporation, Baird Holding Company and Baird Financial Group, Inc. are affiliates of the Advisor and are located at the same address as the Advisor.

Baird Kailash Group, LLC (“BKG”) serves as the subadvisor with respect to the Registrant’s LargeCap Fund. The business and other connections of BKG, as well as the names and titles of the executive officers and directors of BKG, are further described in BKG’s Form ADV as filed with the SEC. BKG is an affiliate of the Advisor. Baird Financial Group, Inc. is the ultimate parent company of the BKG.

To the best of Registrant’s knowledge, none of the Advisor’s or BKG’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Paul E. Purcell	Director of RiverFront Investment Holding Group, LLC 1214 East Cary Street Richmond, Virginia 23219

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Mary Ellen Stanek	Director of Journal Communications, Inc. 333 West State Street Milwaukee, Wisconsin 53203

Director of West Bend Mutual Insurance Company 1900 South 18th Avenue West Bend, Wisconsin 53095

Director of Northwestern Mutual Life Insurance Company 720 E. Wisconsin Avenue Milwaukee, Wisconsin 53202

Director of Wisconsin Energy Corporation and Wisconsin Electric Power Company 231 West Michigan Street P.O. Box 1331 Milwaukee, Wisconsin 53201

Terrance P. Maxwell
Trustee of Investors Real Estate Trust
1400 31st Avenue SW
P.O. Box 1988
Minot, North Dakota 58702

Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC
2711 Centerville Road
Wilmington, Delaware 19808

Director of the Art Commission
121 South Pinckney Street, Suite 220
Madison, Wisconsin 53703

Lecturer
University of Wisconsin – Madison
Madison, Wisconsin 53706

Patrick S. Lawton	Director of Waterstone Financial, Inc. 11200 West Plank Court Wauwatosa, Wisconsin 53226

Director of BMO Harris Bradley Center 1001 North 4th Street Milwaukee, Wisconsin 53203

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Michael J. Schroeder	Director of RiverFront Investment Holding Group, LLC 1214 East Cary Street Richmond, Virginia 23219

Director of Sanitas Brewing Company 1860 38th Street Boulder, Colorado 80302

William Mahler	Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC 2711 Centerville Road Wilmington, Delaware 19808

Item 32.           Principal Underwriter

(a)          Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-adviser for the Bridge Builder Bond Fund, a series of the Bridge Builder Trust, and the Principal MidCap Growth III Fund, a series of Principal Funds, Inc.

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul E. Purcell	Director, Chairman and Chief Executive Officer	None
Steven G. Booth	Director, President and Chief Operating Officer	None
Terrance P. Maxwell	Managing Director and Chief Financial Officer	Treasurer
Paul L. Schultz	Secretary	None
Patrick S. Lawton	Director and Managing Director	None
William W. Mahler	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)          Not applicable

Item 33.           Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Accountant, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Investment Advisor	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202

Registrant’s Sub-Advisor to Baird LargeCap Fund	Baird Kailash Group, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202

Registrant’s Custodian	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Item 34.           Management Services

Not applicable.

Item 35.           Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 68 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on November 30, 2015.

BAIRD FUNDS, INC.
Registrant

By:	/s/ Mary Ellen Stanek
Mary Ellen Stanek
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to its Registration Statement has been signed below on November 30, 2015, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Terrance P. Maxwell	Treasurer (Principal Financial and Accounting
Terrance P. Maxwell	Officer)

/s/ John W. Feldt*	Director
John W. Feldt

/s/ G. Frederick Kasten, Jr.*	Director
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By:	/s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(a)(i)(L)	Amendment to Amended and Restated Articles of Incorporation

(d)(i)(L)	Exhibit N to the Investment Advisory Agreement

(d)(vi)	Fee Waiver Expense Cap/Reimbursement Agreement

(e)(i)(J)	Exhibit O to Distribution Agreement

(g)(i)(H)	Eighth Amendment to Custody Agreement

(h)(i)(H)	Eighth Amendment to Fund Administration Servicing Agreement

(h)(ii)(H)	Eighth Amendment to Transfer Agent Servicing Agreement

(h)(iii)(H)	Eighth Amendment to Fund Accounting Servicing Agreement

(h)(v)(B)	First Amendment to Amended and Restated Securities Lending Agreement

(i)(i)(H)	Opinion and Consent of Godfrey & Kahn, S.C.